History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income	¥ 364,385	¥ 463,396	¥ 193,446
Net loss	12,276,240	13,317,144	13,575,934
Net cash generated from/(used in) operating activities	7,121,282	2,191,894	(1,452,367)
Net cash used in investing activities	(15,003,750)	(11,013,511)	3,493,585
Net cash generated from financing activities	24,873,923	(2,612,125)	(2,007,582)
Effect of exchange rate changes on cash and cash equivalents	(517,865)	169,713	(85,747)
Net increase/(decrease) in cash	16,473,590	(11,264,029)	(52,111)
Add: Cash and cash equivalents at the beginning of the year	7,312,061	18,576,090	18,628,201
Cash and cash equivalents at the end of the year	23,785,651	7,312,061	18,576,090
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income	1,571,968	3,564,138	9,202,334
Net loss	(142,116)	(2,403,015)	(352,238)
Net cash generated from/(used in) operating activities	684,558	(354,094)	163,555
Net cash used in investing activities	(7,574,706)	(8,002,289)	(1,778,245)
Net cash generated from financing activities	7,319,697	8,390,785	1,045,979
Effect of exchange rate changes on cash and cash equivalents	(14)
Net increase/(decrease) in cash	429,535	34,402	(568,711)
Add: Cash and cash equivalents at the beginning of the year	996,523	962,121	1,530,832
Cash and cash equivalents at the end of the year	¥ 1,426,058	¥ 996,523	¥ 962,121